Inventories	12 Months Ended
Mar. 25, 2017
Inventory Disclosure [Abstract]
Inventories
4.	Inventories:

Inventories, net of obsolescence reserve, are summarized as follows:

	As of
	March 25, 2017	March 26, 2016
	(In thousands)

Raw materials	$3,768	$4,301
Work in progress	49	95
Retail inventories and manufactured finished goods	128,252	133,443

	$132,069	$137,839

Continuity of the obsolescence reserve for inventory is as follows (in thousands):

Balance March 29, 2014	$2,514
Additional charges	1,545
Deductions	(1,313)

Balance March 28, 2015	2,746
Additional charges	626
Deductions	(1,228)

Balance March 26, 2016	2,144
Additional charges	496
Deductions	(954)

Balance March 25, 2017	$1,686